Interest	12 Months Ended
Dec. 31, 2014
Interest [Abstract]
Interest

5.Interest

For the years ended December 31	2014	2013	2012

Interest Expense on:
Debt	$509	$460	$474
The Bow office building	75	76	16
Capital leases	37	9	2
Other	33	18	30
	$654	$563	$522

Interest on Debt for the year ended December 31, 2014 includes a one-time outlay of approximately $125 million associated with the early redemption of senior notes assumed in conjunction with the Athlon acquisition (See Note 13).

Interest on Capital leases and Other were previously reported together in 2013 and 2012.